RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

24.                               RELATED PARTY BALANCES AND TRANSACTIONS

Details of related party balances and transactions as of December 31, 2010 and 2011 are as follows:

(1)                                 Amount due from related parties

As of December 31, 2010 and 2011, amounts due from related parties are $218,456 and $573, respectively,  and details are as follows:

(a)                                 Other receivables from management:

	As of December 31,
	2010	2011

James Jian Liu, a director of the Company	$747	$—
Hui Huang, Chief Financial Officer of the Company	68	—
Joseph Chen, a director of the Company	1,108	—
Total	$1,923	$—

The amount was unsecured and non-interest bearing and fully settled in 2011.

(b)                                 Consideration receivable from disposal of Mop.com and Gummy Inc.:

	As of December 31,
	2010	2011

OPH, an entity controlled by the CEO of the Company (Note 4)	$18,443	$—

Total	$18,443	$—

The amount $ 18,443 was settled in January 2011.

(c)                                  Consideration receivables from exercise of Tranche 4 Series D warrants:

	As of December 31,
	2010	2011

Softbank Inc., a principal Shareholder (Note 18)	$198,090	$—

The consideration was subsequently received in January 2011.

(d)                                 Receivables with related parties :

	As of December 31,
	2010	2011

Gummy Inc., subsidiary of Oak Pacific Holdings (“OPH”)	$—	$19
Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH	—	78
Sinoway International Education Group Limited, equity method investment of OPH	—	476

Total	$—	$573

OPH is an entity controlled by the CEO of the Company. The two subsidiaries of OPH, Gummy Inc. and Beijing Qian Xiang Hu Lian Technology have acted as collection agents of the Group during 2011.  The Group has provided advertising services to Sinoway International Educational Group Limited, an equity investment of OPH. The amounts are unsecured and non-interest bearing.

(2)                                 Payables due to related party:

	As of December 31,
	2010	2011

Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH	$—	$51

Total	$—	$51

Beijing Qian Xiang Hu Lian Technology has provided internet services to the Group. The amounts are unsecured and non-interest bearing.

(3)                                 Transactions with related parties for amount due from related parties

	Years ended December 31,
	2009	2010	2011

SIE advertising service provided to Sinoway International Education Group Limited, equity method investment of OPH	$—	$—	$689
Back office service provided to Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH	—	—	341
Third party payment collection service provided to Beijing Wang Lu Technology Co., Ltd., subsidiary of OPH	—	—	47
Third party payment collection service provided to Gummy Inc., subsidiary of OPH	—	—	44

Total	$—	$—	$1,121

(4)                                 Transactions with related parties for amount due to related parties

	Years ended December 31,
	2009	2010	2011

LBS service provided by Mapbar Technology Limited	$—	$—	$76
Internet service provided by Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH	—	—	$51

Total	$—	$—	$127